Filed electronically with the Securities and Exchange Commission on April 4, 2017.

1933 Act File No. 002-36238

1940 Act File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 172	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 156

DEUTSCHE SECURITIES TRUST (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service) Copy to: David A. Sturms Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Deutsche MLP & Energy Infrastructure Fund — Class A, Class C, Institutional Class, and Class S
•	Deutsche CROCI® Sector Opportunities Fund — Class T

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 20th day of March 2017.

DEUTSCHE SECURITIES TRUST

By: /s/Brian E. Binder

       Brian E. Binder*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	March 20, 2017

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 20, 2017

/s/John W. Ballantine
John W. Ballantine*	Trustee	March 20, 2017

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	March 20, 2017

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	March 20, 2017

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	March 20, 2017

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	March 20, 2017

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	March 20, 2017

/s/Richard J. Herring
Richard J. Herring*	Trustee	March 20, 2017

/s/William McClayton
William McClayton*	Trustee	March 20, 2017

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	March 20, 2017

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	March 20, 2017

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	March 20, 2017

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 139, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase